Capital and Reserves (Tables)	12 Months Ended
Dec. 31, 2019
Capital and reserves [Abstract]
Table of Share Capital

Shares				Share capital
Class	Quantity	Nominal value per share	Votes per share	Shares outstanding	Pending issuance or distribution	Paid-in
Ordinary	612,710,079	1	1	612,615	95	612,710

Table of Variation of Share Capital
The following table shows the reconciliation of the number of shares at opening date to closing date:

Quantity of shares at January 1, 2017	536,877,850
Issuance of shares 2017	75,781,788
Quantity of shares at December 31, 2017 and 2018	612,659,638
Insuance of shares 2019 (*)	50,441
Quantity of shares at December 31, 2019	612,710,079